Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 167,486	$ 186,402	$ 203,300
Change in revenues (as a percent)	(10.10%)
Number of customers individually representing more than 5 per cent of entity's revenues | customer	0	0	0
Threshold percentage for reporting individual customer revenue	10.00%	10.00%	10.00%
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 76,518	$ 86,384	$ 81,728
Third-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,775	81,593	91,870
Value-added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,875	3,857	6,322
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,716	12,392	16,940
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,602	$ 2,176	$ 6,440